Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,827,175.34

Principal:
Principal Collections	$24,567,264.38
Prepayments in Full	$16,613,777.25
Liquidation Proceeds	$962,730.69
Recoveries	$63,404.96
Sub Total	$42,207,177.28
Collections	$46,034,352.62

Purchase Amounts:
Purchase Amounts Related to Principal	$438,669.04
Purchase Amounts Related to Interest	$2,958.77
Sub Total	$441,627.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,475,980.43

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$46,475,980.43
Servicing Fee	$834,643.95	$834,643.95	$0.00	$0.00	$45,641,336.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,641,336.48
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$45,641,336.48
Interest - Class A-3 Notes	$384,493.57	$384,493.57	$0.00	$0.00	$45,256,842.91
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$45,109,284.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,109,284.58
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$45,025,798.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,025,798.50
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$44,956,465.17
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,956,465.17
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$44,858,798.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,858,798.50
Regular Principal Payment	$40,737,878.06	$40,737,878.06	$0.00	$0.00	$4,120,920.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,120,920.44
Residuel Released to Depositor	$0.00	$4,120,920.44	$0.00	$0.00	$0.00
Total		$46,475,980.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$40,737,878.06
Total					$40,737,878.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$40,737,878.06	$61.91	$384,493.57	$0.58	$41,122,371.63	$62.49
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$40,737,878.06	$19.97	$782,537.98	$0.38	$41,520,416.04	$20.35

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$640,822,621.71	0.9738946	$600,084,743.65	0.9119829
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$957,882,621.71	0.4695825	$917,144,743.65	0.4496116

Pool Information
Weighted Average APR	4.599%	4.592%
Weighted Average Remaining Term	43.32	42.47
Number of Receivables Outstanding	54,213	52,915
Pool Balance	$1,001,572,739.48	$958,394,757.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$962,511,439.09	$921,125,891.30
Pool Factor	0.4817675	0.4609984

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$14,375,921.36
Yield Supplement Overcollateralization Amount	$37,268,866.02
Targeted Overcollateralization Amount	$41,250,013.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,250,013.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		159	$595,540.80
(Recoveries)		130	$63,404.96
Net Losses for Current Collection Period			$532,135.84
Cumulative Net Losses Last Collection Period			$7,301,128.71
Cumulative Net Losses for all Collection Periods			$7,833,264.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.64%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.82%	839	$17,411,904.84
61-90 Days Delinquent	0.20%	91	$1,876,810.93
91-120 Days Delinquent	0.05%	19	$457,392.01
Over 120 Days Delinquent	0.12%	51	$1,153,865.75
Total Delinquent Receivables	2.18%	1,000	$20,899,973.53

Repossession Inventory:
Repossessed in the Current Collection Period		50	$1,072,437.01
Total Repossessed Inventory		88	$2,039,492.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7681%
Preceding Collection Period			0.6396%
Current Collection Period			0.6516%
Three Month Average			0.6864%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2963%
Preceding Collection Period			0.3265%
Current Collection Period			0.3043%
Three Month Average			0.3090%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer